Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 item	Jun. 30, 2012 item	Jun. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item
Aircraft Impairment Charges on Flight Equipment Held for Use
Impairment Charges and Fair Value Adjustments	$ 30,254	$ 41,425	$ 6,538	$ 1,567,180	$ 1,110,427	$ 50,884
Aircraft impaired or adjusted during the period	2	4	1	100	82	3